Gardner Lewis Investment Trust
                           105 North Washington Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                  800-525-3863

                                 January 5, 2001


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Gardner Lewis Investment Trust (the "Trust") (File No. 33-53800 and 811-07324); on behalf of the Trust's Chesapeake Aggressive Growth Fund (the "Fund"), a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A, which was filed electronically on January 2, 2001.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Gardner Lewis Investment Trust



CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632

         Jane A. Kanter
         Dechert
         1775 Eye Street, N.W.
         Washington, DC  20006-2401
         (202) 261-3302